Schedule II - Condensed Financial Information of Registrant Statements of Cash Flows (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Amortization of right-of-use operating lease assets	$ 9,900,000	$ 10,700,000	$ 10,100,000
Change in right of lease assets	0	0	(6,700,000)
Change in operating lease liabilities	(15,900,000)	(15,500,000)	(15,500,000)
Net cash provided by/(used in) operating activities	554,900,000	324,700,000	(55,000,000.0)
Cash flows from investing activities:
Proceeds from sales and maturities of fixed income securities — Trading	850,100,000	474,000,000.0	293,600,000
Net cash (used in) investing activities	(352,800,000)	(172,200,000)	(196,500,000)
Cash flows from financing activities:
Repayments of Short-Term Debt	0	(300,000,000.0)	0
Proceeds from term loan facility	0	300,000,000.0	0
Payments of Ordinary Dividends, Common Stock	(195,000,000.0)	(40,300,000)	(40,000,000.0)
Payments of Ordinary Dividends, Preferred Stock and Preference Stock	54,900,000	49,900,000	44,600,000
Net cash (used in) financing activities	(307,900,000)	(90,200,000)	(84,600,000)
(Decrease) in cash and cash equivalents	(113,900,000)	68,900,000	(354,900,000)
Cash and cash equivalents at beginning of period	1,028,100,000
Cash and cash equivalents at end of period (2)	914,200,000	1,028,100,000
Redemption of preference shares (1)	(275,000,000.0)	0	0
Preference share issuance	217,000,000.0	0	0
Parent
Cash flows from financing activities:
Proceeds from term loan facility	0	300,000,000.0	0
Redemption of preference shares (1)	(275,000,000.0)	0	0
Preference share issuance	217,000,000.0	0
Parent Company
Cash flows from operating activities:
Net income (excluding equity in net earnings of subsidiaries)	377,200,000	230,000,000.0	36,900,000
Realized and unrealized investment (gains)/losses	(400,000)	(14,800,000)	19,700,000
Loss/(gain) on derivative contracts	0	14,000,000.0	(15,400,000)
Amortization of right-of-use operating lease assets	700,000	500,000	500,000
Interest on operating lease liability	100,000	100,000	100,000
Change in other assets	(39,000,000.0)	300,000	2,100,000
Change in accrued expenses and other payables	(7,100,000)	5,500,000	(3,200,000)
Change in intercompany activities	(64,100,000)	(38,400,000)	41,100,000
Change in operating lease liabilities	(500,000)	(500,000)	(600,000)
Net cash provided by/(used in) operating activities	266,900,000	196,700,000	81,200,000
Cash flows from investing activities:
(Purchases) of fixed income securities	(11,300,000)	(8,100,000)	(10,000,000.0)
Proceeds from sales and maturities of fixed income securities — Trading	10,300,000	6,400,000	7,800,000
Investment in subsidiaries	42,000,000.0	(105,700,000)	5,000,000.0
Net cash (used in) investing activities	41,000,000.0	(107,400,000)	2,800,000
Cash flows from financing activities:
Repayments of Short-Term Debt	0	(300,000,000.0)	0
Net cash (used in) financing activities	(307,900,000)	(90,200,000)	(84,600,000)
(Decrease) in cash and cash equivalents	0	(900,000)	(600,000)
Cash and cash equivalents at beginning of period	43,500,000	44,400,000	45,000,000.0
Cash and cash equivalents at end of period (2)	$ 43,500,000	$ 43,500,000	$ 44,400,000